Cover	Jul. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 05, 2023
Entity File Number	000-54171
Entity Registrant Name	LNPR GROUP INC.
Entity Central Index Key	0001454510
Entity Tax Identification Number	26-1381565
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	175 S. Main St.,
Entity Address, Address Line Two	Suite 1220
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84111
City Area Code	(801)
Local Phone Number	699-2928
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Not applicable.
Entity Emerging Growth Company	false